Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (149,386)	$ 80,116	$ 37,033
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(76,382)	(12,246)	(63,130)
Post-employment benefits (expenses):
Loss recognized in accumulated other comprehensive loss	(195)	(55)	(418)
Reclassification of net loss to consolidated statement of income	236	864	494
Post-employment benefits (net of deferred income taxes of $70, $42 and $122).	41	809	76
Cash flow hedges:
Net gain (loss) recognized in accumulated other comprehensive loss	54,287	(5,185)
Net gain (loss) recognized in accumulated other comprehensive loss			13,888
Reclassification of net (gain) loss to consolidated statement of income	(43,324)	85
Reclassification of net (gain) loss to consolidated statement of income			(23,887)
Cash flow hedges (net of deferred income taxes of $(2,582), $1,290 and $4,062)	10,963	(5,100)
Cash flow hedges (net of deferred income taxes of $(2,582), $1,290 and $4,062)			(9,999)
Total other comprehensive (loss) income	(65,378)	(16,537)	(73,053)
Comprehensive (loss) income	(214,764)	63,579	(36,020)
Less: Comprehensive income attributable to non-controlling interests	(42)	(142)	(52)
Comprehensive (loss) income attributable to Arcos Dorados Holdings Inc.	$ (214,806)	$ 63,437	$ (36,072)